INCOME TAXES (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Federal tax expense (benefit) at statutory rate			$ 1,603,764	$ 490,638
State income taxes			92,813	43,517
Permanent differences			17,737	26,724
Foreign tax credit			(88,648)	(58,203)
Change in valuation allowance				(2,573)
Foreign rate differential			159,792	62,859
Total	$ 238,824	$ 766,325	$ 1,785,458	$ 562,962
Federal tax expense (benefit) at statutory rate			2100.00%	2100.00%
State income taxes			122.00%	186.00%
Permanent differences			23.00%	115.00%
Foreign rate differential			209.00%	269.00%
Foreign tax credit			116.00%	249.00%
Change in valuation allowance			0.00%	(11.00%)
Total tax expense			2338.00%	2410.00%